Schwab Funds®

211 Main Street

San Francisco, CA 94105

March 2, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Schwab Capital Trust (the “Trust”)

File Nos. 33-62470 and 811-7704

Schwab Large-Cap Growth Fund	Schwab Target 2010 Fund
Schwab Core Equity Fund	Schwab Target 2015 Fund
Schwab International Core Equity Fund	Schwab Target 2020 Fund
Schwab Dividend Equity Fund	Schwab Target 2025 Fund
Schwab Small-Cap Equity Fund	Schwab Target 2030 Fund
Schwab Hedged Equity Fund	Schwab Target 2035 Fund
Schwab Financial Services Fund	Schwab Target 2040 Fund
Schwab Health Care Fund	Schwab Target 2045 Fund
Schwab Balanced Fund	Schwab Target 2050 Fund
Laudus Small-Cap MarketMasters Fund	Schwab Target 2055 Fund
Laudus International MarketMasters Fund	Schwab Fundamental US Large Company Index Fund
Schwab MarketTrack All Equity Portfolio	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack Growth Portfolio	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Balanced Portfolio	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Conservative Portfolio	Schwab Fundamental Emerging Markets Large Company Index Fund

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information, dated February 27, 2015, for each of the above-referenced funds do not differ from those contained in the Trust’s Post-Effective Amendment No. 144, filed electronically on February 25, 2015.

Sincerely,

/s/ Alexandra Riedel
Alexandra Riedel
Corporate Counsel
Charles Schwab Investment Management, Inc.